COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Loss Contingencies [Line Items]
Future minimum capital expenditure commitment			$ 1,306,552
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Loss Contingencies [Line Items]
Capital contribution			$ 400,000	¥ 2,768,700	$ 7,800,000	¥ 54,300,000	$ 8,600,000	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Capital contribution	$ 200,000	¥ 1,270,400